Related Party Transactions (Details) - Key management personnel of entity or parent - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term benefits	$ 6.1	$ 6.1
Key management personnel compensation	0.0	2.8
Key management personnel compensation, share-based	24.2	23.4
Key management personnel compensation, termination benefits	$ 0.0	$ 1.8